FEDERATED KAUFMANN FUND
A Portfolio of Federated Equity Funds

Class A Shares
Class B Shares
Class C Shares
Class K Shares

------------------------------------------------------------------------------

Supplement to current prospectus dated December 31, 2005.


1. Please add the following to the end of the first paragraph under the section entitled "What are the Fund's Main Investment Strategies:"



         Solely for purposes of complying with this policy an issuer's security will be considered to be a foreign security if the security is denominated in a foreign currency or purchased on a securities exchange outside the United States. Certain securities not included in this definition of foreign securities may still be subject to risks of foreign investing that are described in this prospectus. For example, an issuer that is organized in an offshore jurisdiction but who has its principal place of business or whose securities are traded principally on a securities exchange in the United States will not be considered a foreign security for purposes of this policy but may still be subject to risks associated with foreign securities.

2. Please add the following in the first paragraph preceding the last sentence under the section entitled "What are the Fund's Investment Strategies:"


          Solely for purposes of complying with this policy an issuer's security will be considered to be a foreign security if the security is denominated in a foreign currency or purchased on a securities exchange outside the United States. Certain securities not included in this definition of foreign securities may still be subject to risks of foreign investing that are described in this prospectus. For example, an issuer that is organized in an offshore jurisdiction but who has its principal place of business or whose securities are traded principally on a securities exchange in the United States will not be considered a foreign security for purposes of this policy but may still be subject to risks associated with foreign securities.


3. Please replace the section entitled "FOREIGN SECURITIES" under the section entitled "What are the Principal Securities in which the Fund Invests:" with the following



         FOREIGN SECURITIES
         An issuer's security will be considered to be a foreign security if the security is denominated in a foreign currency or purchased on a securities exchange outside the United States. Certain securities not included in this definition of foreign securities may still be subject to risks of foreign investing that are described in this prospectus. For example, an issuer that is organized in an offshore jurisdiction but who has its principal place of business or whose securities are traded principally on a securities exchange in the United States will not be considered a foreign security for purposes of this definition but may still be subject to risks associated with foreign securities
         Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.


                                                                  February 8,
   2006



   Federated Securities Corp., Distributor

   Cusip 314172677            Cusip 314172651
   Cusip 314172669            Cusip 314172644
      (34341 / 2/06)




FEDERATED KAUFMANN SMALL CAP FUND
A Portfolio of Federated Equity Funds

Class A Shares
Class B Shares
Class C Shares
Class K Shares

-------------------------------------------------------------------------------

Supplement to prospectuses dated December 31, 2005 (Class A Shares, Class B Shares and Class C Shares) and dated November 1, 2005 (Class K Shares).


1. Please add the following as the second to last sentence of the sub-section entitled "What are the Fund's Main Investment Strategies:"

          Solely for purposes of complying with this policy an issuer's security will be considered to be a foreign security if the security is denominated in a foreign currency or purchased on a securities exchange outside the United States. Certain securities not included in this definition of foreign securities may still be subject to risks of foreign investing that are described in this prospectus. For example, an issuer that is organized in an offshore jurisdiction but who has its principal place of business or whose securities are traded principally on a securities exchange in the United States will not be considered a foreign security for purposes of this policy but may still be subject to risks associated with foreign securities.

2.   Please  insert  the  following  after  the  second  sentence  in the  first
     paragraph  of  the  section  entitled  "What  are  the  Fund's   Investment
     Strategies", and replace with the following:


          Solely for purposes of complying with this policy an issuer's security will be considered to be a foreign security if the security is denominated in a foreign currency or purchased on a securities exchange outside the United States. Certain securities not included in this definition of foreign securities may still be subject to risks of foreign investing that are described in this prospectus. For example, an issuer that is organized in an offshore jurisdiction but who has its principal place of business or whose securities are traded principally on a securities exchange in the United States will not be considered a foreign security for purposes of this policy but may still be subject to risks associated with foreign securities.


3. Please delete the sub-section entitled "FOREIGN SECURITIES" under the section entitled "What are the Principal Securities in which the Fund Invests:" and replace with the following:

         FOREIGN SECURITIES

               An issuer's security will be considered to be a foreign security if the security is denominated in a foreign currency or purchased on a securities exchange outside the United States. Certain securities not included in this definition of foreign securities may still be subject to risks of foreign investing that are described in this prospectus. For example, an issuer that is organized in an offshore jurisdiction but who has its principal place of business or whose securities are traded principally on a securities exchange in the United States will not be considered a foreign security for purposes of this definition but may still be subject to risks associated with foreign securities Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.


                                                               February 8, 2006



   Federated Securities Corp., Distributor

   Cusip 314172677            Cusip 314172651
   Cusip 314172669            Cusip 314172644
      (34342 / 2/06)